FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 29,059	SFr 29,059		SFr 30,791	SFr 31,064
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		3
Settlements, assets		(3)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets	0	0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		14	SFr 101
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	64
Sales, assets		(14)	(86)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	5
Balance at end of period, assets	0	0	84
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,503	7,535
Transfers in, assets		907	594
Transfers out, assets		(1,174)	(1,635)
Purchases, assets		3,539	2,472
Sales, assets		(3,324)	(2,976)
Issuances, assets		580	508
Settlements, assets		(548)	(1,119)
Gain (loss) on transfers in/out included in trading revenues, assets		36	39
Gain (loss) on all other activity included in trading revenues, assets		(338)	140
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(8)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		227	380
Balance at end of period, assets	4,400	4,400	5,938
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		477	128
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,225	2,253
Transfers in, assets		515	296
Transfers out, assets		(733)	(736)
Purchases, assets		2,899	1,859
Sales, assets		(2,571)	(2,285)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(106)	(7)
Gain (loss) on all other activity included in trading revenues, assets		(313)	138
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(8)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		97	137
Balance at end of period, assets	1,005	1,005	1,655
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		562	103
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		478	1,270
Transfers in, assets		161	137
Transfers out, assets		(385)	(176)
Purchases, assets		2,412	1,403
Sales, assets		(2,048)	(1,913)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(106)	(5)
Gain (loss) on all other activity included in trading revenues, assets		(276)	95
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		63	78
Balance at end of period, assets	299	299	889
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		662	99
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		424
Transfers in, assets		77
Transfers out, assets		(131)
Purchases, assets		243
Sales, assets		(326)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		4
Gain (loss) on all other activity included in trading revenues, assets		100
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		19
Balance at end of period, assets	410	410
Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		28
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,187	3,911
Transfers in, assets		216	179
Transfers out, assets		(326)	(856)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		580	508
Settlements, assets		(409)	(1,033)
Gain (loss) on transfers in/out included in trading revenues, assets		98	29
Gain (loss) on all other activity included in trading revenues, assets		(31)	(30)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		83	175
Balance at end of period, assets	2,398	2,398	2,883
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		17	72
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		624	733
Transfers in, assets		4	59
Transfers out, assets		(6)	(81)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		60	114
Settlements, assets		(28)	(59)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	0
Gain (loss) on all other activity included in trading revenues, assets		252	18
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		20	21
Balance at end of period, assets	925	925	805
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		141	54
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,034	1,079
Transfers in, assets		10	0
Transfers out, assets		(5)	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		158	153
Settlements, assets		(154)	(157)
Gain (loss) on transfers in/out included in trading revenues, assets		3	0
Gain (loss) on all other activity included in trading revenues, assets		(381)	(55)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		41	53
Balance at end of period, assets	706	706	1,073
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(373)	(60)
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		896	1,247
Transfers in, assets		57	22
Transfers out, assets		(45)	(32)
Purchases, assets		555	493
Sales, assets		(727)	(617)
Issuances, assets		0	0
Settlements, assets		(139)	(86)
Gain (loss) on transfers in/out included in trading revenues, assets		6	10
Gain (loss) on all other activity included in trading revenues, assets		82	21
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		37	60
Balance at end of period, assets	722	722	1,118
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(112)	(47)
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,666	3,054
Transfers in, assets		71	3
Transfers out, assets		0	(753)
Purchases, assets		51	20
Sales, assets		(119)	(473)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(162)	(17)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(52)	318
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		120	79
Balance at end of period, assets	3,575	3,575	2,231
Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(99)	43
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,863	2,132
Transfers in, assets		71	0
Transfers out, assets		0	(753)
Purchases, assets		37	3
Sales, assets		(6)	(375)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(115)	(6)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(60)	318
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		86	34
Balance at end of period, assets	2,876	2,876	1,353
Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(77)	52
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		789	920
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		14	17
Sales, assets		(105)	(94)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(47)	(11)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		34	45
Balance at end of period, assets	685	685	877
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(22)	18
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,534	3,669
Transfers in, assets		313	22
Transfers out, assets		(317)	(533)
Purchases, assets		0	357
Sales, assets		(20)	(73)
Issuances, assets		3	162
Settlements, assets		(369)	(946)
Gain (loss) on transfers in/out included in trading revenues, assets		21	8
Gain (loss) on all other activity included in trading revenues, assets		(64)	85
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		88	176
Balance at end of period, assets	1,189	1,189	2,928
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(97)	25
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		717	1,347
Transfers in, assets		74	22
Transfers out, assets		(300)	(12)
Purchases, assets		0	10
Sales, assets		(8)	(31)
Issuances, assets		3	119
Settlements, assets		(123)	(184)
Gain (loss) on transfers in/out included in trading revenues, assets		12	14
Gain (loss) on all other activity included in trading revenues, assets		(46)	57
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		39	68
Balance at end of period, assets	368	368	1,411
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(54)	36
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		465	1,082
Transfers in, assets		75	0
Transfers out, assets		0	(222)
Purchases, assets		0	0
Sales, assets		0	(42)
Issuances, assets		0	32
Settlements, assets		(219)	(296)
Gain (loss) on transfers in/out included in trading revenues, assets		0	3
Gain (loss) on all other activity included in trading revenues, assets		10	40
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		33	46
Balance at end of period, assets	364	364	643
Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(17)	4
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		167	180
Transfers in, assets		102	0
Transfers out, assets		0	0
Purchases, assets		0	22
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(21)	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		7	9
Balance at end of period, assets	255	255	189
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(21)	(22)
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		694	1,825
Transfers in, assets		170	164
Transfers out, assets		(114)	(451)
Purchases, assets		510	2,500
Sales, assets		(512)	(2,176)
Issuances, assets		114	77
Settlements, assets		(199)	(573)
Gain (loss) on transfers in/out included in trading revenues, assets		6	13
Gain (loss) on all other activity included in trading revenues, assets		3	(42)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		4	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		46	99
Balance at end of period, assets	722	722	1,436
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	(76)
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		562	1,576
Transfers in, assets		153	164
Transfers out, assets		(109)	(409)
Purchases, assets		493	2,469
Sales, assets		(509)	(2,137)
Issuances, assets		113	77
Settlements, assets		(199)	(571)
Gain (loss) on transfers in/out included in trading revenues, assets		14	11
Gain (loss) on all other activity included in trading revenues, assets		9	19
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		39	88
Balance at end of period, assets	566	566	1,287
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		2	(41)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		10,578	16,364
Transfers in, assets	879	1,563	783
Transfers out, assets	(708)	(1,605)	(3,372)
Purchases, assets		4,100	5,435
Sales, assets		(3,989)	(5,784)
Issuances, assets		700	747
Settlements, assets		(1,119)	(2,638)
Gain (loss) on transfers in/out included in trading revenues, assets		63	60
Gain (loss) on all other activity included in trading revenues, assets		(582)	166
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(56)	297
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		488	748
Balance at end of period, assets	10,141	10,141	12,806
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		260	98
Bank
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	12,958	12,958			SFr 14,932
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		3
Settlements, assets		(3)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets	0	0
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		14	101
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		0	64
Sales, assets		(14)	(86)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		0	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		0	5
Balance at end of period, assets	0	0	84
Bank | Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		4,503	7,535
Transfers in, assets		907	594
Transfers out, assets		(1,174)	(1,635)
Purchases, assets		3,539	2,472
Sales, assets		(3,324)	(2,976)
Issuances, assets		580	508
Settlements, assets		(548)	(1,119)
Gain (loss) on transfers in/out included in trading revenues, assets		36	39
Gain (loss) on all other activity included in trading revenues, assets		(338)	140
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(8)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		227	380
Balance at end of period, assets	4,400	4,400	5,938
Bank | Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		477	128
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,225	2,253
Transfers in, assets		515	296
Transfers out, assets		(733)	(736)
Purchases, assets		2,899	1,859
Sales, assets		(2,571)	(2,285)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(106)	(7)
Gain (loss) on all other activity included in trading revenues, assets		(313)	138
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(8)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		97	137
Balance at end of period, assets	1,005	1,005	1,655
Bank | Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		562	103
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		478	1,270
Transfers in, assets		161	137
Transfers out, assets		(385)	(176)
Purchases, assets		2,412	1,403
Sales, assets		(2,048)	(1,913)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		(106)	(5)
Gain (loss) on all other activity included in trading revenues, assets		(276)	95
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		63	78
Balance at end of period, assets	299	299	889
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		662	99
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		424
Transfers in, assets		77
Transfers out, assets		(131)
Purchases, assets		243
Sales, assets		(326)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		4
Gain (loss) on all other activity included in trading revenues, assets		100
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		19
Balance at end of period, assets	410	410
Bank | Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		28
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,187	3,911
Transfers in, assets		216	179
Transfers out, assets		(326)	(856)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		580	508
Settlements, assets		(409)	(1,033)
Gain (loss) on transfers in/out included in trading revenues, assets		98	29
Gain (loss) on all other activity included in trading revenues, assets		(31)	(30)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		83	175
Balance at end of period, assets	2,398	2,398	2,883
Bank | Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		17	72
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		624	733
Transfers in, assets		4	59
Transfers out, assets		(6)	(81)
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		60	114
Settlements, assets		(28)	(59)
Gain (loss) on transfers in/out included in trading revenues, assets		(1)	0
Gain (loss) on all other activity included in trading revenues, assets		252	18
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		20	21
Balance at end of period, assets	925	925	805
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		141	54
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,034	1,079
Transfers in, assets		10	0
Transfers out, assets		(5)	0
Purchases, assets		0	0
Sales, assets		0	0
Issuances, assets		158	153
Settlements, assets		(154)	(157)
Gain (loss) on transfers in/out included in trading revenues, assets		3	0
Gain (loss) on all other activity included in trading revenues, assets		(381)	(55)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		41	53
Balance at end of period, assets	706	706	1,073
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(373)	(60)
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		896	1,247
Transfers in, assets		57	22
Transfers out, assets		(45)	(32)
Purchases, assets		555	493
Sales, assets		(727)	(617)
Issuances, assets		0	0
Settlements, assets		(139)	(86)
Gain (loss) on transfers in/out included in trading revenues, assets		6	10
Gain (loss) on all other activity included in trading revenues, assets		82	21
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		37	60
Balance at end of period, assets	722	722	1,118
Bank | Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(112)	(47)
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		3,666	3,054
Transfers in, assets		71	3
Transfers out, assets		0	(753)
Purchases, assets		51	20
Sales, assets		(118)	(473)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(162)	(17)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(52)	318
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		118	79
Balance at end of period, assets	3,574	3,574	2,231
Bank | Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(99)	46
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		2,863	2,132
Transfers in, assets		71	0
Transfers out, assets		0	(753)
Purchases, assets		37	3
Sales, assets		(5)	(375)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(115)	(6)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(60)	318
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		84	34
Balance at end of period, assets	2,875	2,875	1,353
Bank | Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(77)	55
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		789	920
Transfers in, assets		0	0
Transfers out, assets		0	0
Purchases, assets		14	17
Sales, assets		(105)	(94)
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(47)	(11)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		34	45
Balance at end of period, assets	685	685	877
Bank | Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(22)	18
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		1,534	3,669
Transfers in, assets		313	22
Transfers out, assets		(317)	(533)
Purchases, assets		0	357
Sales, assets		(20)	(73)
Issuances, assets		3	162
Settlements, assets		(369)	(946)
Gain (loss) on transfers in/out included in trading revenues, assets		21	8
Gain (loss) on all other activity included in trading revenues, assets		(64)	85
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		88	176
Balance at end of period, assets	1,189	1,189	2,928
Bank | Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(97)	25
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		717	1,347
Transfers in, assets		74	22
Transfers out, assets		(300)	(12)
Purchases, assets		0	10
Sales, assets		(8)	(31)
Issuances, assets		3	119
Settlements, assets		(123)	(184)
Gain (loss) on transfers in/out included in trading revenues, assets		12	14
Gain (loss) on all other activity included in trading revenues, assets		(46)	57
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		39	68
Balance at end of period, assets	368	368	1,411
Bank | Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(54)	36
Bank | Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		465	1,082
Transfers in, assets		75	0
Transfers out, assets		0	(222)
Purchases, assets		0	0
Sales, assets		0	(42)
Issuances, assets		0	32
Settlements, assets		(219)	(296)
Gain (loss) on transfers in/out included in trading revenues, assets		0	3
Gain (loss) on all other activity included in trading revenues, assets		10	40
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		33	46
Balance at end of period, assets	364	364	643
Bank | Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(17)	4
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		167	180
Transfers in, assets		102	0
Transfers out, assets		0	0
Purchases, assets		0	22
Sales, assets		0	0
Issuances, assets		0	0
Settlements, assets		0	0
Gain (loss) on transfers in/out included in trading revenues, assets		0	0
Gain (loss) on all other activity included in trading revenues, assets		(21)	0
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		7	9
Balance at end of period, assets	255	255	189
Bank | Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(21)	(22)
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		694	1,825
Transfers in, assets		170	164
Transfers out, assets		(114)	(451)
Purchases, assets		510	2,500
Sales, assets		(512)	(2,176)
Issuances, assets		114	77
Settlements, assets		(199)	(573)
Gain (loss) on transfers in/out included in trading revenues, assets		6	13
Gain (loss) on all other activity included in trading revenues, assets		3	(42)
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		4	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		46	99
Balance at end of period, assets	722	722	1,436
Bank | Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0	(76)
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		562	1,576
Transfers in, assets		153	164
Transfers out, assets		(109)	(409)
Purchases, assets		493	2,469
Sales, assets		(509)	(2,137)
Issuances, assets		113	77
Settlements, assets		(199)	(571)
Gain (loss) on transfers in/out included in trading revenues, assets		14	11
Gain (loss) on all other activity included in trading revenues, assets		9	19
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		39	88
Balance at end of period, assets	566	566	1,287
Bank | Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		2	(41)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		10,578	16,364
Transfers in, assets		1,563	783
Transfers out, assets		(1,605)	(3,372)
Purchases, assets		4,100	5,435
Sales, assets		(3,988)	(5,784)
Issuances, assets		700	747
Settlements, assets		(1,119)	(2,638)
Gain (loss) on transfers in/out included in trading revenues, assets		63	60
Gain (loss) on all other activity included in trading revenues, assets		(582)	166
Gain (loss) on transfers in/out included in other revenues, assets		0	0
Gain (loss) on all other activity included in other revenues, assets		(56)	297
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0	0
Foreign currency translation impact, assets		486	748
Balance at end of period, assets	SFr 10,140	10,140	12,806
Bank | Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		SFr 260	SFr 101